Change in Plan Assets and Obligations (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at end of the period		$ 103,443	$ 103,443
Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period	$ 97,941		97,941
Benefit obligation at end of the period				$ 97,941
Pension Plans, Defined Benefit
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions			0	3,000	$ 0
Current liabilities		(10,731)	(10,731)
Noncurrent liabilities		(35,252)	(35,252)
Net amount recognized		(45,983)	(45,983)
Pension Plans, Defined Benefit | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Actuarial (gain) loss	748			1,785
Current liabilities	(1,791)			(1,791)
Noncurrent liabilities	(41,642)			(39,087)
Net amount recognized	(43,433)			(40,878)
Pension Plans, Defined Benefit | Change in Benefit Obligations
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period		101,490
Service cost		546
Interest cost		1,599
Plan curtailment		(432)
Benefits paid		(2,059)
Actuarial (gain) loss		2,322
Foreign currency exchange rate changes		(23)
Benefit obligation at end of the period	101,490	103,443	103,443
Pension Plans, Defined Benefit | Change in Benefit Obligations | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period	97,941	101,490	97,941	95,830
Service cost	393			1,182
Interest cost	1,313			3,814
Benefits paid	(1,610)			(4,895)
Actuarial (gain) loss	3,322			2,082
Foreign currency exchange rate changes	131			(72)
Benefit obligation at end of the period	101,490			97,941	95,830
Pension Plans, Defined Benefit | Change In Plan Assets
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Fair value of plan assets at beginning of the period		58,148
Actual return		1,182
Expected return		32
Actuarial (gain) loss		217
Administrative expenses		(15)
Plan curtailment		(100)
Employer contributions		625
Benefits paid		(2,059)
Foreign currency exchange rate changes		(60)
Fair value of plan assets at end of the period	58,148	57,536	57,536
Payroll tax unrecognized in benefit obligation at end of the period		76	76
Unfunded status at end of the period		(45,983)	(45,983)
Pension Plans, Defined Benefit | Change In Plan Assets | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Fair value of plan assets at beginning of the period	57,146	58,148	57,146	57,174
Actual return	2,138			577
Expected return	16			51
Actuarial (gain) loss	109			148
Administrative expenses	(7)			(27)
Employer contributions	435			4,465
Benefits paid	(1,610)			(4,895)
Foreign currency exchange rate changes	139			(51)
Fair value of plan assets at end of the period	58,148			57,146	57,174
Payroll tax unrecognized in benefit obligation at end of the period	91			83
Unfunded status at end of the period	(43,433)			(40,878)
Other Pension Plans, Defined Benefit
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Current liabilities		(282)	(282)
Noncurrent liabilities		(2,642)	(2,642)
Net amount recognized		(2,924)	(2,924)
Other Pension Plans, Defined Benefit | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Actuarial (gain) loss	(335)			(1,138)
Current liabilities	(418)			(418)
Noncurrent liabilities	(4,399)			(4,393)
Net amount recognized	(4,817)			(4,811)
Other Pension Plans, Defined Benefit | Change in Benefit Obligations
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period		4,817
Service cost		29
Interest cost		75
Participant contributions		65
Plan amendment		(1,861)
Benefits paid		(526)
Actuarial (gain) loss		325
Benefit obligation at end of the period	4,817	2,924	2,924
Other Pension Plans, Defined Benefit | Change in Benefit Obligations | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Benefit obligation at beginning of the period	4,811	4,817	4,811	5,573
Service cost	23			81
Interest cost	64			201
Participant contributions	58			411
Benefits paid	(346)			(1,170)
Actuarial (gain) loss	207			(285)
Benefit obligation at end of the period	4,817			4,811	$ 5,573
Other Pension Plans, Defined Benefit | Change In Plan Assets
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions		461
Participant contributions		65
Benefits paid		(526)
Unfunded status at end of the period		$ (2,924)	$ (2,924)
Other Pension Plans, Defined Benefit | Change In Plan Assets | Predecessor
Schedule Of Pension And Other Postretirement Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Employer contributions	288			759
Participant contributions	58			411
Benefits paid	(346)			(1,170)
Unfunded status at end of the period	$ (4,817)			$ (4,811)